Stock-based Compensation (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of stock-based compensation expense
Share-based compensation expense included in operating expenses		$ 1,508,000	$ 1,795,000	$ 304,000
Total unrecognized compensation expense	5,100,000	2,600,000
Weighted average period over which unrecognized compensation is expected to be recognized	3 years 4 months 24 days	2 years
Research and development
Summary of stock-based compensation expense
Share-based compensation expense included in operating expenses		302,000	338,000	118,000
General and administrative
Summary of stock-based compensation expense
Share-based compensation expense included in operating expenses		$ 1,206,000	$ 1,457,000	$ 186,000